Annual Fund Operating Expenses - PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund - PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	Nov. 01, 2021
Operating Expenses:
Management Fees	0.20%
Total Annual Fund Operating Expenses	0.20%